Portfolio Architect Plus Annuity
Supplement dated May 13, 2003 to
Prospectus dated May 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Portfolio Architect Plus Annuity contract prospectus. Please retain this supplement and keep it with the contract prospectus for future reference. .

The Examples table in the Fee Table section is deleted and replaced with the following:

You would pay the following expenses on a $10,000 investment (including a Purchase Payment Credit) assuming a 5% annual return on assets and Separate Account charges of 3.10%, which is the maximum charge for the maximum number of optional benefits. For those contracts that do no elect the maximum number of optional benefits, the expenses would be lower. The examples also reflect the annual contract administrative charge.

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	1200	2011	2639	4185	400	1211	2039	4185
Money Market Portfolio (Travelers)	1158	1890	2443	3823	358	1090	1843	3823
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio – Class B	1246	2145	2854	4570	446	1345	2254	4570
American Funds Insurance Series
Global Growth Fund – Class 2 Shares	1211	2045	2694	4285	411	1245	2094	4285
Growth Fund – Class 2 Shares	1181	1956	2551	4023	381	1156	1951	4023
Growth-Income Fund – Class 2 Shares	1176	1942	2527	3980	376	1142	1927	3980
Delaware VIP Trust
Delaware VIP REIT Series – Standard Class	1200	2011	2639	4185	400	1211	2039	4185
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares	1194	1994	2611	4134	394	1194	2011	4134
Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares	1197	2002	2625	4159	397	1202	2025	4159
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund – Class 2 Shares	1221	2074	2740	4368	421	1274	2140	4368
Templeton Developing Markets Securities Fund – Class 2 Shares	1297	2290	3085	4974	497	1490	2485	4974
Templeton Growth Securities Fund – Class 2 Shares	1227	2091	2767	4417	427	1291	2167	4417
Greenwich Street Series Fund
Equity Index Portfolio – Class II Shares	1177	1945	2532	3989	377	1145	1932	3989
Salomon Brothers Variable Emerging Growth Fund – Class I Shares	1270	2215	2965	4767	470	1415	2365	4767
Salomon Brothers Variable Growth & Income Fund – Class I Shares	1251	2159	2876	4610	451	1359	2276	4610
Janus Aspen Series
Balanced Portfolio – Service Shares	1207	2034	2676	4252	407	1234	2076	4252
Global Life Sciences Portfolio – Service Shares	1227	2091	2767	4417	427	1291	2167	4417
Global Technology Portfolio – Service Shares	1212	2048	2699	4293	412	1248	2099	4293
Worldwide Growth Portfolio – Service Shares	1210	2042	2690	4277	410	1242	2090	4277
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	1257	2176	2903	4658	457	1376	2303	4658

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	1211	2045	2694	4285	411	1245	2094	4285
Mid-Cap Value Portfolio	1230	2099	2781	4441	430	1299	2181	4441
PIMCO Variable Insurance Trust
Real Return Portfolio - Administrative Class	1183	1962	2560	4040	383	1162	1960	4040
Total Return Portfolio - Administrative Class	1182	1959	2555	4032	382	1159	1955	4032
Putnam Variable Trust
Putnam VT International Equity Fund - Class IB Shares	1239	2125	2822	4514	439	1325	2222	4514
Putnam VT Small Cap Value Fund - Class IB Shares	1232	2105	2790	4458	432	1305	2190	4458
Salomon Brothers Variable Series Funds Inc
All Cap Fund - Class I	1212	2048	2699	4293	412	1248	2099	4293
Investors Fund - Class I	1197	2002	2625	4159	397	1202	2025	4159
Large Cap Growth Fund - Class I	2128	4439	6158	9046	1328	3639	5558	9046
Small Cap Growth Fund - Class I	1245	2142	2849	4562	445	1342	2249	4562
The Travelers Series Trust
Convertible Securities Portfolio	1197	2002	2625	4159	397	1202	2025	4159
Disciplined Mid Cap Stock Portfolio	1201	2014	2644	4193	401	1214	2044	4193
Equity Income Portfolio	1200	2011	2639	4185	400	1211	2039	4185
Federated High Yield Portfolio	1204	2025	2662	4227	404	1225	2062	4227
Federated Stock Portfolio	1200	2011	2639	4185	400	1211	2039	4185
Large Cap Portfolio	1201	2014	2644	4193	401	1214	2044	4193
Lazard International Stock Portfolio	1221	2074	2740	4368	421	1274	2140	4368
MFS Emerging Growth Portfolio	1204	2025	2662	4227	404	1225	2062	4227
MFS Mid Cap Growth Portfolio	1208	2037	2681	4260	408	1237	2081	4260
MFS Research Portfolio	1209	2040	2685	4269	409	1240	2085	4269
Pioneer Fund Portfolio	1215	2057	2713	4318	415	1257	2113	4318
Travelers Quality Bond Portfolio	1160	1896	2452	3840	360	1096	1852	3840
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	1201	2014	2644	4193	401	1214	2044	4193
Alliance Growth Portfolio	1199	2008	2634	4176	399	1208	2034	4176
MFS Total Return Portfolio	1199	2008	2634	4176	399	1208	2034	4176
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	1209	2040	2685	4269	409	1240	2085	4269
Enterprise Portfolio Class II Shares	1207	2034	2676	4252	407	1234	2076	4252
Variable Insurance Products Fund II
Contrafund® Portfolio - Service Class 2	1208	2037	2681	4260	408	1237	2081	4260
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio - Service Class 2	1390	2553	3495	5658	590	1753	2895	5658
Mid Cap Portfolio - Service Class 2	1210	2042	2690	4277	410	1242	2090	4277

L-19977	May 13, 2003